Significant accounting policy (Policy)	6 Months Ended
Jun. 30, 2018
Basis of preparation [Abstract]
IFRS 9 Financial Instruments

IFRS 9 Financial Instruments

IFRS 9, Financial Instruments, which replaced IAS 39 Financial Instruments: Recognition and Measurement, was applied effective from 1 January 2018, including the early adoption of ‘Prepayment Features with Negative Compensation (Amendments to IFRS 9)’ which was endorsed by the EU in March 2018. IFRS 9 includes an accounting policy choice to continue to apply hedge accounting in accordance with IAS 39, which Barclays has decided to apply.

IFRS 9 was applied retrospectively by adjusting the opening balance sheet at the date of initial application, and comparative periods have not been restated.

(i) Changes in presentation

The following voluntary changes in presentation have been made as a result of the review of accounting presentation following the adoption of IFRS 9, and is expected to provide more relevant information to the users of the financial statements. These presentational changes have no effect on the measurement of these items and therefore had no impact on retained earnings or profit for any period. The effect of these presentational changes on transition are included in the reconciliation on pages [XX] and are noted below:

‘Items in the course of collection from other banks’ and ‘prepayments, accrued income and other assets’ are reported in ‘other assets’. Equally, ‘items in the course of collection due to other banks’ and ‘accruals, deferred income and other liabilities’ are reported in ‘other liabilities’;

‘Loans and advances to banks’ and ‘loans and advances to customers’ have been disaggregated and are now reported in ‘loans and advances at amortised cost’ and ‘cash collateral and settlement balances’;

‘Deposits from banks’ and ‘customer accounts’ have been disaggregated and are now reported in ‘deposits at amortised cost’ and ‘cash collateral and settlement balances’;

‘Financial assets designated at fair value’ are now reported within ‘financial assets at fair value through the income statement’;

The majority of available for sale assets which were previously reported in ‘financial investments’ are now reported in ‘financial assets at fair value through other comprehensive income’; and

Held to maturity assets which were previously reported in ‘financial investments’ are now reported in ‘loans and advances at amortised cost’

(ii) Application of IFRS 9

The accounting policies which have been applied effective from 1 January 2018 as a result of adopting IFRS 9 are as follows.

IFRS 9 requires financial assets to be classified on the basis of two criteria:

i) the business model within which financial assets are managed; and

ii) their contractual cash flow characteristics (whether the cash flows represent ‘solely payments of principal and interest’ (SPPI)).

Business models were determined on initial application of IFRS 9. Barclays assesses the business model criteria at a portfolio level. Information that is considered in determining the applicable business model includes (i) policies and objectives for the relevant portfolio, (ii) how the performance and risks of the portfolio are managed, evaluated and reported to management, and (iii) the frequency, volume and timing of sales in prior periods, sales expectation for future periods, and the reasons for such sales.

The contractual cash flow characteristics of financial assets are assessed with reference to whether the cash flows represent SPPI. In assessing whether contractual cash flows are SPPI compliant, interest is defined as consideration primarily for the time value of money and the credit risk of the principal outstanding. The time value of money is defined as the element of interest that provides consideration only for the passage of time and not consideration for other risks or costs associated with holding the financial asset. Terms that could change the contractual cash flows so that it would not meet the condition for SPPI are considered, including: (i) contingent and leverage features, (ii) non-recourse arrangements and (iii) features that could modify the time value of money.

(iii) Financial instruments measured at amortised cost

Financial assets that are held in a business model to collect the contractual cash flows and that contain contractual terms that give rise on specified dates to cash flows that are SPPI, are measured at amortised cost. The carrying value of these financial assets at initial recognition includes any directly attributable transaction costs.

In determining whether the business model is a ‘hold to collect’ model, the objective of the business model must be to hold the financial asset to collect contractual cash flows rather than holding the financial asset for trading or short-term profit taking purposes. While the objective of the business model must be to hold the financial asset to collect contractual cash flows this does not mean Barclays is required to hold the financial assets until maturity. When determining if the business model objective is to collect contractual cash flows Barclays will consider past sales and expectations about future sales.

(iv) Financial assets measured at fair value through other comprehensive income (‘FVOCI’)

Financial assets that are debt instruments held in a business model that is achieved by both collecting contractual cash flows and selling and that contain contractual terms that give rise on specified dates to cash flows that are SPPI are measured at FVOCI. They are subsequently remeasured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognised in other comprehensive income until the assets are sold. Upon disposal, the cumulative gains and losses in other comprehensive income are recognised in the income statement in net investment income.

In determining whether the business model is achieved by both collecting contractual cash flows and selling financial assets, it is determined that both collecting contractual cash flows and selling financial assets are integral to achieving the objective of the business model. When determining if the business model is achieved by both collecting contractual cash flows and selling financial assets, Barclays will consider past sales and expectations about future sales.

(v) Equity securities

For equity securities that are not held for trading, Barclays may make an irrevocable election to present subsequent changes in the fair value of the instrument in other comprehensive income (except for dividend income which is recognised in profit or loss). Gains or losses on the derecognition of these equity securities are not transferred to profit or loss. These assets are also not subject to the impairment requirements and therefore no amounts are recycled to the income statement. Where Barclays has not made the irrevocable election to present subsequent changes in the fair value of the instrument in other comprehensive income, equity securities are measured at fair value through profit or loss.

(vi) Financial instruments designated at fair value through profit or loss

Financial assets, other than those held for trading, are classified in this category if they are so irrevocably designated at inception and the use of the designation removes or significantly reduces an accounting mismatch.

Subsequent changes in fair value are recognised in the income statement in net investment income.

Financial liabilities can be designated at fair value through profit or loss if they meet one or more of the criteria set out below and are so designated irrevocable at inception:

the use of the designation removes or significantly reduces an accounting mismatch;

when a group of financial assets and liabilities or a group of financial liabilities is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy; or

where the financial liability contains one or more non-closely related embedded derivatives.

Subsequent changes in fair value are recognised in the income statement in net investment income, except if reporting it in trading income reduces an accounting mismatch.

(vii) Financial assets at fair value through profit or loss

Financial assets that are held for trading are recognised at fair value through profit or loss. In addition, financial assets are held at fair value through profit or loss if they do not contain contractual terms that give rise on specified dates to cash flows that are SPPI, or if the financial asset is not held in a business model that is either (i) a business model to collect the contractual cash flows or (ii) a business model that is achieved by both collecting contractual cash flows and selling. Subsequent changes in fair value for these instruments are recognised in the income statement in net investment income, except if reporting it in trading income reduces an accounting mismatch.

(viii) Derivatives

Derivative instruments are contracts whose value is derived from one or more underlying financial instruments or indices defined in the contract. All derivative instruments are held at fair value through profit or loss, except for derivatives that are in a designated cash flow or net investment hedge accounting relationship. This includes terms included in a contract or financial liability (the host), which, had it been a standalone contract, would have met the definition of a derivative. If these are separated from the host, i.e. when the economic characteristics of the embedded derivative are not closely related with those of the host contract and the combined instrument is not measured at fair value through profit or loss, then they are accounted for in the same way as derivatives. For financial assets, the requirements are whether the financial asset contain contractual terms that give rise on specified dates to cash flows that are SPPI, and consequently the requirements for accounting for embedded derivatives are not applicable to financial assets.

(ix) Impairment

Entities are required to recognise expected credit losses (ECLs) based on unbiased forward-looking information for all financial assets at amortised cost, lease receivables, debt financial assets at fair value through other comprehensive income, loan commitments and financial guarantee contracts. Intercompany exposures, including loan commitments and financial guarantee contracts, are also in scope under IFRS 9.

At the reporting date, an allowance (or provision for loan commitments and financial guarantees) is required for the 12 month ECLs. If the credit risk has significantly increased since initial recognition (Stage 1), an allowance (or provision) should be recognised for the lifetime ECLs for financial instruments for which the credit risk has increased significantly since initial recognition (Stage 2) or which are credit impaired (Stage 3).

The measurement of ECL is calculated using three main components: (i) probability of default (PD), (ii) loss given default (LGD) and (iii) the exposure at default (EAD).

The 12 month ECL is calculated by multiplying the 12 month PD, LGD and the EAD. The 12 month and lifetime PDs represent the PD occurring over the next 12 months and the remaining maturity of the instrument respectively. The EAD represents the expected balance at default, taking into account the repayment of principal and interest from the balance sheet date to the default event together with any expected drawdowns of committed facilities. The LGD represents expected losses on the EAD given the event of default, taking into account, among other attributes, the mitigating effect of collateral value at the time it is expected to be realised and the time value of money.

Determining a significant increase in credit risk since initial recognition:

Barclays assesses when a significant increase in credit risk has occurred based on quantitative and qualitative assessments. Exposures are considered to have resulted in a significant increase in credit risk and are moved to Stage 2 when:

Quantitative test

The annualised cumulative weighted average lifetime PD has increased by more than an agreed threshold relative to the equivalent at origination.

PD deterioration thresholds are defined as percentage increases, and are set at an origination score band and segment level to ensure the test appropriately captures significant increases in credit risk at all risk levels. Generally, thresholds are inversely correlated to the origination PD, i.e. as the origination PD increases, the threshold value reduces.

The assessment of materiality, i.e. at what point a PD increase is deemed ‘significant’, is based upon analysis of the portfolios’ risk profile against a common set of principles and performance metrics (consistent across both retail and wholesale businesses), incorporating expert credit judgement where appropriate.

For existing/historic exposures where origination point scores/data are no longer available or do not represent a comparable estimate of lifetime PD, a proxy origination score is defined, based upon:

Back population of the approved lifetime PD score either to origination date or, where this is not feasible, as far back as possible, (subject to a data start point no later than 1 January 2015); or

Use of available historic account performance data and other customer information, to derive a comparable ‘proxy’ estimation of origination PD.

Qualitative test

Accounts meet the portfolio’s ‘high risk’ criteria and are subject to closer credit monitoring.

High risk customers may not be in arrears but either through an event or an observed behaviour exhibit potential credit distress. The definition and assessment of high risk includes as wide a range of information as reasonably available, including industry and Group wide customer level data wherever possible or relevant.

Whilst the high risk populations applied for IFRS 9 impairment purposes are aligned with risk management processes, they are also regularly reviewed and validated to ensure that they capture any incremental segments where there is evidence of credit deterioration.

Backstop criteria

Accounts that are 30 calendar days or more past due. The 30 days past due criteria is a backstop rather than a primary driver of moving exposures into Stage 2.

Exposures will move back to Stage 1 once they no longer meet the criteria for a significant increase in credit risk and when any cure criteria used for credit risk management are met. This is subject to all payments being up to date and the customer evidencing ability and willingness to maintain future payments.

Barclays does not rely on the low credit risk exemption which would assume facilities of investment grade are not significantly deteriorated. Determining the PD at initial recognition requires management estimates.

Management overlays and other exceptions to model outputs are applied only if consistent with the objective of identifying significant increases in credit risk.

(x) Forward-looking information

Credit losses are the expected cash shortfalls from what is contractually due over the expected life of the financial instrument, discounted at the original effective interest rate (EIR). ECLs are the unbiased probability-weighted credit losses determined by evaluating a range of possible outcomes and considering future economic conditions. When there is a non-linear relationship between forward-looking economic scenarios and their associated credit losses, five forward-looking economic scenarios are considered to ensure a sufficient unbiased representative sample of the complete distribution is included in determining the expected loss. Stress testing methodologies are leveraged within forecasting economic scenarios.

The measurement of ECL involves increased complexity and judgement, including estimation of PDs, LGD, a range of unbiased future economic scenarios, estimation of expected lives, and estimation of EAD and assessing significant increases in credit risk. Impairment charges will tend to be more volatile and will be recognised earlier. Unsecured products with longer expected lives, such as revolving credit cards, are the most impacted.

Barclays Group utilises an external consensus forecast as the baseline scenario. In addition, two adverse and two favourable scenarios are derived, with associated probability weightings. The adverse scenarios are calibrated to a similar severity to internal stress tests, whilst also incorporating IFRS 9 specific sensitivities and non-linearity. The most adverse scenarios are benchmarked to the Bank of England’s annual cyclical scenarios and to the most severe scenarios from Moody’s inventory, but are not designed to be the same. The favourable scenarios are calibrated to be symmetric to the adverse scenarios, subject to a ceiling calibrated to relevant recent favourable benchmark scenarios. The scenarios include six core variables, (GDP, unemployment and House Price Index in both the UK & US markets), and expanded variables using statistical models based on historical correlations. The probability weights of the scenarios are estimated such that the baseline (reflecting current consensus outlook) has the highest weight and the weights of adverse and favourable scenarios depend on the deviation from the baseline; the further from the baseline, the smaller the weight. A single set of five scenarios is used across all portfolios and all five weights are normalised to equate to 100%. The impacts across the portfolios are different because of the sensitivities of each of the portfolios to specific macro-economic variables, for example, mortgages are highly sensitive to house prices and base rates, and credit cards and unsecured consumer loans are highly sensitive to unemployment.

(xi) Definition of default, credit impaired assets, write-offs, and interest income recognition

The definition of default for the purpose of determining ECLs has been aligned to the Regulatory Capital CRR Article 178 definition of default, which considers indicators that the debtor is unlikely to pay, includes exposures in forbearance and is no later than when the exposure is more than 90 days past due or 180 days past due in the case of UK mortgages. When exposures are identified as credit impaired or purchased or originated as such, interest income is calculated on the carrying value net of the impairment allowance.

Credit impaired is when the exposure has defaulted, which is also anticipated to align to when an exposure is identified as individually impaired.

Uncollectible loans are written off against the related allowance for loan impairment on completion of the Barclays Group’s internal processes and when all reasonably expected recoverable amounts have been collected. Subsequent recoveries of amounts previously written off are credited to the income statement.

(xii) Loan modifications and renegotiations that are not credit-impaired

When modification of a loan agreement occurs as a result of commercial restructuring activity rather than due to credit risk of the borrower, an assessment must be performed to determine whether the terms of the new agreement are substantially different from the terms of the existing agreement. This assessment considers both the change in cash flows arising from the modified terms as well as the change in overall instrument risk profile.

Where terms are substantially different, the existing loan will be derecognised and new loan recognised at fair value, with any difference in valuation recognised immediately within the income statement, subject to observability criteria.

Where terms are not substantially different, the loan carrying value will be adjusted to reflect the present value of modified cash flows discounted at the original EIR, with any resulting gain or loss recognised immediately within the income statement as a modification gain or loss.

(xiii) Expected life

Lifetime ECLs must be measured over the expected life. This is restricted to the maximum contractual life and takes into account expected prepayment, extension, call and similar options. The exceptions are certain revolver financial instruments, such as credit cards and bank overdrafts, that include both a drawn and an undrawn component where the entity’s contractual ability to demand repayment and cancel the undrawn commitment does not limit the entity’s exposure to credit losses to the contractual notice period. The expected life for these revolver facilities is expected to be behavioural life. Where data is insufficient or analysis inconclusive, an additional ‘maturity factor’ may be incorporated to reflect the full estimated life of the exposures, based upon experienced judgement and/or peer analysis. Potential future modifications of contracts are not taken into account when determining the expected life or EAD until they occur.

(xiv) Discounting

ECLs are discounted at the EIR at initial recognition or an approximation thereof and consistent with income recognition. For loan commitments the EIR is the rate that is expected to apply when the loan is drawn down and a financial asset is recognised. Issued financial guarantee contracts are discounted at the risk free rate. Lease receivables are discounted at the rate implicit in the lease. For variable/floating rate financial assets, the spot rate at the reporting date is used and projections of changes in the variable rate over the expected life are not made to estimate future interest cash flows or for discounting.

(xv) Modelling techniques

ECLs are calculated by multiplying three main components, being the PD, LGD and the EAD, discounted at the original EIR. The regulatory Basel Committee of Banking Supervisors (BCBS) ECL calculations are leveraged for IFRS 9 modelling but adjusted for key differences which include:

  BCBS requires 12 month through the economic cycle losses whereas IFRS 9 requires 12 months or lifetime point in time losses based on conditions at the reporting date and multiple forecasts of the future economic conditions over the expected lives
  IFRS 9 models do not include certain conservative BCBS model floors and downturn assessments and require discounting to the reporting date at the original EIR rather than using the cost of capital to the date of default
  Management adjustments are made to modelled output to account for situations where known or expected risk factors and information have not been considered in the modelling process, for example forecast economic scenarios for uncertain political events; and
  ECL is measured at the individual financial instrument level, however a collective approach where financial instruments with similar risk characteristics are grouped together, with apportionment to individual financial instruments, is used where effects can only be seen at a collective level, for example for forward looking information

For the IFRS 9 impairment assessment, Barclays’ risk models are used to determine the PD, LGD and EAD. For Stage 2 and 3, Barclays applies lifetime PDs but uses 12 month PDs for Stage 1. The ECL drivers of PD, EAD and LGD are modelled at an account level which considers vintage, among other credit factors. Also, the assessment of significant increase in credit risk is based on the initial lifetime PD curve, which accounts for the different credit risk underwritten over time.

(xvi) Forbearance

A financial asset is subject to forbearance when it is modified due to the credit distress of the borrower. A modification made to the terms of an asset due to forbearance will typically be assessed as a non-substantial modification that does not result in derecognition of the original loan, except in circumstances where debt is exchanged for equity.

Both performing and non-performing forbearance assets are classified as Stage 3 except where it is established that the concession granted has not resulted in diminished financial obligation and that no other regulatory definitions of default criteria has been triggered, in which case the asset is classified as Stage 2. The minimum probationary period for non-performing forbearance is 12 months and for performing forbearance, 24 months. Hence, a minimum of 36 months is required for non-performing forbearance to move out of a forborne state.

No financial instrument in forbearance can transfer back to Stage 1 until all of the Stage 2 thresholds are no longer met and can only move out of Stage 3 when no longer credit impaired.

IFRS 15 Revenue from contracts with customers

IFRS 15 Revenue from Contracts with Customers

IFRS 15 Revenue from Contracts with Customers, which replaced IAS 18 Revenue and IAS 11 Construction Contracts, was applied effective from 1 January 2018. It applies to all contracts with customers except leases, financial instruments and insurance contracts. The standard establishes a more systematic approach for revenue measurement and recognition by introducing a five-step model governing revenue recognition. The five-step model requires Barclays to (i) identify the contract with the customer, (ii) identify each of the performance obligations included in the contract, (iii) determine the amount of consideration in the contract, (iv) allocate the consideration to each of the identified performance obligations and (v) recognise revenue as each performance obligation is satisfied.

There are no significant impacts from the adoption of IFRS 15 in relation to the timing of when Barclays recognises revenues or when revenue should be recognised gross as a principal or net as an agent. Therefore, Barclays will continue to recognise fee and commission income charged for services provided by the Barclays Group as the services are provided (for example on completion of the underlying transaction). Revenue recognition for trading income and net investment income are recognised based on requirements of IFRS 9.